Disclosures on equity - Shares Issued by Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Equity [Line Items]
Capital amount in shares	$ 1,577,643	$ 1,577,643
Series A preferred shares
Disclosures Of Equity [Line Items]
Number of authorized shares (in shares)	142,819,552	142,819,552	142,819,552
Number of fully subscribed and paid shares (in shares)	142,819,552	142,819,552	142,819,552
Number of subscribed, partially paid shares (in shares)	0	0	0
Increase (decrease) in number of current shares (in shares)	0	0	0
Number of outstanding shares (in shares)	142,818,904	142,818,904	142,818,904
Number of shares owned by the company or its subsidiaries or associates (in shares)	648	648	648
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares (in shares)	0	0	0
Capital amount in shares	$ 134,750	$ 134,750	$ 134,750
Total number of subscribed shares (in shares)	142,819,552	142,819,552	142,819,552
Series B preferred shares
Disclosures Of Equity [Line Items]
Number of authorized shares (in shares)	142,818,904	142,818,904	142,818,904
Number of fully subscribed and paid shares (in shares)	142,818,904	142,818,904	142,818,904
Number of subscribed, partially paid shares (in shares)	0	0	0
Increase (decrease) in number of current shares (in shares)	0	0	0
Number of outstanding shares (in shares)	142,818,904	142,818,904	142,818,904
Number of shares owned by the company or its subsidiaries or associates (in shares)	0	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares (in shares)	0	0	0
Capital amount in shares	$ 1,442,893	$ 1,442,893	$ 1,442,893
Total number of subscribed shares (in shares)	142,818,904	142,818,904	142,818,904